EMPLOYEE EQUITY INCENTIVE AWARDS (Tables)	6 Months Ended
Jun. 30, 2012
EMPLOYEE EQUITY INCENTIVE AWARDS [Abstract]
Schedule of awards activity under equity incentive plans

	Number of awards	Weighted-average exercise price	Weighted average remaining contractual life years	Aggregate intrinsic value (**)
	Unaudited

Outstanding at December 31, 2011 (1)	2,223,166	$9.45
RSUs granted	513,850	$0.01
Stock options exercised	(872,833)	$13.48
Vested and issued RSUs	(149,723)	$0.01
Forfeited (2)	(6,687)	$1.81

Outstanding at June 30, 2012 (3)	1,707,773	$5.41	2.15	$59,151

Stock options exercisable at June 30, 2012	531,078	$13.25	2.98	$14,228

Vested and expected to vest (4) (*)	1,660,313	$5.55	2.20	$57,275

(1)	Includes (i) 1,554,159 stock options with weighted average exercise price of $13.52; and (ii) 669,007 RSUs.

(2)	Includes (i) 741 forfeited stock options with weighted average exercise price of $16.28; and (ii) 5,946 forfeited RSUs.

(3)
Includes (i) 680,585 stock options with weighted average exercise price of $13.56, with weighted average remaining contractual term of 3.14 years and with aggregate intrinsic value of $18,022 ; and (ii) 1,027,188 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $41,129.

(4)
Includes (i) 678,765 stock options with weighted average exercise price of $13.56 with weighted average remaining contractual term of 3.22 years and with aggregate intrinsic value of $17,974; and (ii) 981,548 RSUs, with weighted average remaining contractual term of 1.49 years and with aggregate intrinsic value of $39,301.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.
(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Company's Ordinary shares on the NASDAQ Global Select Market on June 29, 2012 (the last trading day of the second quarter of fiscal 2012) and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on June 30, 2012. This amount changes based on the fair market value of the Company's Ordinary shares.

Schedule of awards outstanding by exercise prices

	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
Exercise	June 30,	contractual	June 30,	June 30,	contractual
Price	2012	life years	2012	2012	life years

$0.01 (RSUs)	1,027,188	1.49	$41,129	--	--
$ 2.81 - $3.12	59,346	1.32	2,206	59,346	1.32
$ 10.33 - $11.97	94,202	4.17	2,696	52,620	4.19
$ 13.45 - $16.62	527,037	3.16	13,120	419,112	3.06

	1,707,773	2.15	$59,151	531,078	2.98

Schedule of stock-based compensation expenses recognized

	Six months ended June 30,		Year ended December 31,
	2012	2011	2011
	Unaudited		Audited

Costs of revenues	$151	$213	$359
Research and development expenses	2,906	2,245	4,446
Selling and marketing expenses	1,174	894	1,867
General and administrative expenses	1,186	844	1,934

Total stock-based compensation expenses	$5,417	$4,196	$8,606